Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
Prepayment for raw material purchase	$ 936,115	$ 524,930
Less: Advance to related parties	(916)
Less: Allowance for credit losses		(2,740)
Advances to suppliers, net	$ 935,199	$ 522,190